Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Ordinary Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Ordinary Share

	Year Ended December 31,
	2014	2013	2012

	U.S. Dollars (In thousands, except per share data)

Net income attributable to Ordinary Shares	3,337	7	3

Weighted average number of Ordinary Shares
outstanding used in basic earnings per Ordinary
Share calculation	30,464	30,040	29,849

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	81	54	164

Weighted average number of Ordinary Shares
Outstanding used in diluted earnings per Ordinary
Share calculation	30,545	30,094	30,013

Basic income per Ordinary Share	0.11	0.00	0.00

Diluted income per Ordinary Share	0.11	0.00	0.00

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	391	526	976